Consolidated Statements of Changes in Deficit - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Paid in capital	Additional paid-in capital	Prepaid forward repurchase receivable	Capital receivables from shareholders	Accumulated deficit	Accumulated other comprehensive (loss)/income	Total shareholders’ deficit attributable to Polibeli Group Ltd	Non- controlling interests (“NCI”)	Capital receivables from NCI	Total
Balance at Dec. 31, 2022		$ 3,127	[1]	$ 473	[1]	$ 6,525,668	$ 897,788		$ (2,337,213)	$ (9,250,860)	$ (377,837)	$ (4,538,854)	$ 212,454	$ (212,454)	$ (4,538,854)
Balance (in Shares) at Dec. 31, 2022	[1]	312,720,720		47,279,280
Net loss			[1]		[1]					(6,726,689)		(6,726,689)			(6,726,689)
Reorganization effect	[2]		[1]		[1]	(144,868)						(144,868)			(144,868)
Capital injection			[1]		[1]	31,886			2,337,213			2,369,099			2,369,099
Foreign currency translation adjustments			[1]		[1]						(151,551)	(151,551)	1,980	(1,980)	(151,551)
Balance at Dec. 31, 2023		$ 3,127	[1]	$ 473	[1]	6,412,686	897,788			(15,977,549)	(529,388)	(9,192,863)	214,434	(214,434)	(9,192,863)
Balance (in Shares) at Dec. 31, 2023	[1]	312,720,720		47,279,280
Net loss			[1]		[1]					(10,978,791)		(10,978,791)			(10,978,791)
Equity repurchase from non-controlling interests			[1]		[1]								(214,434)	214,434
Reorganization effect	[2]		[1]		[1]	(6,412,686)	763,396					(5,649,290)			(5,649,290)
Foreign currency translation adjustments			[1]		[1]						1,181,947	1,181,947			1,181,947
Balance at Dec. 31, 2024		$ 3,127	[1]	$ 473	[1]		1,661,184			(26,956,340)	652,559	(24,638,997)			(24,638,997)
Balance (in Shares) at Dec. 31, 2024	[1]	312,720,720		47,279,280
Net loss			[1]		[1]					(5,970,105)		(5,970,105)			(5,970,105)
Reverse Recapitalization transaction	[1]	$ 64					18,672,943					18,673,007			18,673,007
Reverse Recapitalization transaction (in Shares)	[1]	6,387,470
Prepaid forward share repurchase transaction	[3]		[1]		[1]			(30,546,975)				(30,546,975)			(30,546,975)
Capitalization of offering costs related to Business Combination			[1]		[1]		(2,686,855)					(2,686,855)			(2,686,855)
Exercise of OET			[1]		[1]		4,307	238,817				243,124			243,124
Foreign currency translation adjustments			[1]		[1]						(491,984)	(491,984)			(491,984)
Balance at Dec. 31, 2025		$ 3,191	[1]	$ 473	[1]		$ 17,651,579	$ (30,308,158)		$ (32,926,445)	$ 160,575	$ (45,418,785)			$ (45,418,785)
Balance (in Shares) at Dec. 31, 2025	[1]	319,108,190		47,279,280

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)
[2]	Represents the reorganization transaction as discussed in Note 1(c) and Note 16.
[3]	Payment related to the prepaid forward share repurchase transaction was made from the Trust Account of Chenghe Acquisition II Co. immediately before the closing of Business Combination.